BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	Jun. 30, 2024 USD ($) year	Dec. 31, 2023 USD ($) year
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (1,334)	$ (1,891)
Non-recourse borrowings	$ 12,840	$ 14,181
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.10%	7.30%
Term (years) | year	8	9
Carrying value	$ 14,236	$ 16,217
Add: Unamortized premium	13	(77)
Less: Unamortized financing fees	(75)	(68)
Less: Current portion	(1,334)	(1,891)
Non-recourse borrowings	12,840	14,181
Estimated fair value	13,900	16,243
Brookfield Reinsurance and associates
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 14	$ 14
Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	8.40%	8.90%
Term (years) | year	6	7
Carrying value	$ 7,221	$ 7,413
Estimated fair value	$ 7,154	$ 7,451
Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.20%	6.20%
Term (years) | year	8	7
Carrying value	$ 2,493	$ 3,260
Estimated fair value	$ 2,395	$ 3,249
Solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	6.00%
Term (years) | year	12	12
Carrying value	$ 3,755	$ 4,808
Estimated fair value	$ 3,625	$ 4,820
Distributed energy & sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.50%	5.30%
Term (years) | year	9	10
Carrying value	$ 767	$ 736
Estimated fair value	726	723
Subscription facility | The partnership
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 7	$ 149